Sphere 500 Fossil Free Fund
Schedule of Investments
December 31, 2021 (Unaudited)
	Number of
	Shares	Value
COMMON STOCKS - 91.2%
COMMUNICATION SERVICES - 9.8%
Diversified Telecommunication Services - 1.0%
AT&T, Inc.	152	3,739
Verizon Communications, Inc.	86	4,469
		8,208
Entertainment - 1.7%
Activision Blizzard, Inc.	16	1,065
AMC Entertainment Holdings, Inc. (a)	11	299
Electronic Arts, Inc.	6	791
Live Nation Entertainment, Inc. (a)	3	359
Netflix, Inc. (a)	9	5,422
Roku, Inc. (a)	1	228
Take-Two Interactive Software, Inc. (a)	1	178
Walt Disney Co. (a)	40	6,196
		14,538
Interactive Media & Services - 6.1%
Alphabet, Inc. (a)	12	34,744
Match Group, Inc. (a)	6	793
Meta Platforms, Inc. (a)	45	15,136
Pinterest, Inc. (a)	11	400
Snap, Inc. (a)	24	1,128
Twitter, Inc. (a)	17	735
ZoomInfo Technologies, Inc. (a)	6	385
		53,321
Media - 0.8%
Charter Communications, Inc. (a)	1	652
Comcast Corp.	93	4,681
Interpublic Group of Cos, Inc.	8	299
Liberty Broadband Corp. (a)	3	483
Omnicom Group, Inc.	4	293
ViacomCBS, Inc.	11	332
		6,740
Wireless Telecommunication Services - 0.2%
T-Mobile US, Inc. (a)	14	1,624
TOTAL COMMUNICATION SERVICES		84,431

CONSUMER DISCRETIONARY - 13.4%
Automobiles - 2.6%
Ford Motor Co.	86	1,786
General Motors Co. (a)	31	1,818
Tesla, Inc. (a)	18	19,022
		22,626
Distributors - 0.2%
Genuine Parts Co.	3	421
LKQ Corp.	6	360
Pool Corp.	1	566
		1,347
Hotels, Restaurants & Leisure - 2.1%
Booking Holdings, Inc. (a)	1	2,399
Caesars Entertainment, Inc. (a)	4	374
Carnival Corp. - ADR (a)	19	382
Chipotle Mexican Grill, Inc. (a)	1	1,748
Darden Restaurants, Inc.	3	452
Domino's Pizza, Inc.	1	565
Expedia Group, Inc. (a)	3	542
Hilton Worldwide Holdings, Inc. (a)	6	936
Hyatt Hotels Corp. (a)	8	767
Marriott International, Inc. (a)	6	992
McDonald's Corp.	16	4,289
MGM Resorts International	8	359
Royal Caribbean Cruises Ltd. - ADR (a)	5	385
Starbucks Corp.	26	3,041
Yum! Brands, Inc.	6	833
		18,064
Household Durables - 0.9%
DR Horton, Inc.	6	651
Lennar Corp.	5	581
NVR, Inc. (a)	1	5,909
PulteGroup, Inc.	5	286
Whirlpool Corp.	1	234
		7,661
Internet & Direct Marketing Retail - 4.1%
Amazon.com, Inc. (a)	10	33,343
eBay, Inc.	13	864
Etsy, Inc. (a)	3	657
Wayfair, Inc. (a)	1	190
		35,054
Leisure Products - 0.0%
Hasbro, Inc.	3	305

Multiline Retail - 0.4%
Dollar General Corp.	4	943
Dollar Tree, Inc. (a)	4	562
Target Corp.	10	2,315
		3,820
Specialty Retail - 2.5%
Advance Auto Parts, Inc.	1	240
AutoZone, Inc. (a)	1	2,096
Bath & Body Works, Inc.	4	279
Best Buy Co., Inc.	4	407
Burlington Stores, Inc. (a)	1	292
CarMax, Inc. (a)	3	391
Carvana Co. (a)	1	232
Floor & Decor Holdings, Inc. (a)	1	130
Home Depot, Inc.	23	9,545
Lowe's Cos, Inc.	14	3,619
O'Reilly Automotive, Inc. (a)	1	706
Ross Stores, Inc.	8	914
TJX Companies, Inc.	26	1,974
Tractor Supply Co.	2	477
Ulta Beauty, Inc. (a)	1	412
Williams-Sonoma, Inc.	1	169
		21,883
Textiles, Apparel & Luxury Goods - 0.6%
Lululemon Athletica, Inc. (a)	3	1,174
NIKE, Inc.	22	3,667
VF Corp.	8	586
		5,427
TOTAL CONSUMER DISCRETIONARY		116,187

CONSUMER STAPLES - 5.7%
Beverages - 1.5%
Brown-Forman Corp.	4	291
Coca-Cola Co.	86	5,092
Constellation Brands, Inc.	3	753
Keurig Dr Pepper, Inc.	18	664
Monster Beverage Corp. (a)	8	768
PepsiCo, Inc.	29	5,038
		12,606
Food & Staples Retailing - 1.4%
Costco Wholesale Corp.	9	5,109
Kroger Co.	14	634
Sysco Corp.	11	864
Walgreens Boots Alliance, Inc.	16	835
Walmart, Inc.	31	4,485
		11,927
Food Products - 0.7%
Archer-Daniels-Midland Co.	12	811
Conagra Brands, Inc.	10	341
General Mills, Inc.	13	876
Hershey Co.	1	193
J.M. Smucker Co.	1	136
Kellogg Co.	6	387
Kraft Heinz Co.	16	574
McCormick & Co., Inc.	5	483
Mondelez International, Inc.	31	2,056
Tyson Foods, Inc.	5	436
		6,293
Household Products - 1.4%
Church & Dwight Co, Inc.	5	512
Clorox Co.	3	523
Colgate-Palmolive Co.	17	1,451
Kimberly-Clark Corp.	6	858
Procter & Gamble Co.	52	8,506
		11,850
Personal Products - 0.1%
Estee Lauder Companies, Inc.	3	1,111

Tobacco - 0.6%
Altria Group, Inc.	40	1,895
Philip Morris International, Inc.	34	3,230
		5,125
TOTAL CONSUMER STAPLES		48,912

FINANCIALS - 9.6%
Banks - 4.1%
Bank of America Corp.	180	8,008
Citigroup, Inc.	42	2,536
Citizens Financial Group, Inc.	9	425
Fifth Third Bancorp	14	610
First Republic Bank	3	620
Huntington Bancshares, Inc.	32	493
JPMorgan Chase & Co.	65	10,293
KeyCorp	21	486
M&T Bank Corp.	3	461
PNC Financial Services Group, Inc.	9	1,805
Regions Financial Corp.	21	458
Signature Bank	1	323
SVB Financial Group (a)	1	678
Truist Financial Corp.	29	1,698
U.S. Bancorp	32	1,797
Wells Fargo & Co.	90	4,318
		35,009
Capital Markets - 3.3%
Ameriprise Financial, Inc.	2	603
Apollo Global Management, Inc.	4	290
Bank of New York Mellon Corp.	18	1,046
BlackRock, Inc.	3	2,747
Blackstone, Inc.	16	2,070
Charles Schwab Corp.	34	2,859
CME Group, Inc.	8	1,828
Coinbase Global, Inc. (a)	1	252
FactSet Research Systems, Inc.	1	486
Goldman Sachs Group, Inc.	7	2,678
Intercontinental Exchange, Inc.	12	1,641
KKR & Co., Inc.	12	894
LPL Financial Holdings, Inc.	1	160
MarketAxess Holdings, Inc.	1	411
Moody's Corp.	4	1,562
Morgan Stanley	31	3,043
MSCI, Inc.	1	613
Nasdaq, Inc.	3	630
Northern Trust Corp.	4	478
Raymond James Financial, Inc.	4	402
S&P Global, Inc.	5	2,360
State Street Corp.	8	744
T Rowe Price Group, Inc.	4	787
		28,584
Consumer Finance - 0.6%
Ally Financial, Inc.	8	381
American Express Co.	14	2,290
Capital One Financial Corp.	9	1,306
Discover Financial Services	6	693
Synchrony Financial	12	557
		5,227
Diversified Financial Services - 0.0%
Equitable Holdings, Inc.	9	295

Insurance - 1.6%
Aflac, Inc.	14	817
Allstate Corp.	6	706
American International Group, Inc.	18	1,024
Arthur J Gallagher & Co.	4	679
Brown & Brown, Inc.	4	281
Chubb Ltd. - ADR	9	1,740
Cincinnati Financial Corp.	3	342
Fidelity National Financial, Inc.	6	313
Hartford Financial Services Group, Inc.	7	483
Markel Corp. (a)	1	1,234
Marsh & McLennan Companies, Inc.	11	1,912
MetLife, Inc.	16	1,000
Principal Financial Group, Inc.	6	434
Progressive Corp.	13	1,334
Prudential Financial, Inc.	8	866
Travelers Companies, Inc.	5	782
		13,947
TOTAL FINANCIALS		83,062

HEALTH CARE - 12.9%
Biotechnology - 1.8%
AbbVie, Inc.	39	5,281
Alnylam Pharmaceuticals, Inc. (a)	3	509
Amgen, Inc.	12	2,700
Biogen, Inc. (a)	3	720
BioMarin Pharmaceutical, Inc. (a)	3	265
Exact Sciences Corp. (a)	3	233
Gilead Sciences, Inc.	27	1,960
Horizon Therapeutics PLC - ADR (a)	4	431
Moderna, Inc. (a)	6	1,524
Novavax, Inc. (a)	1	143
Regeneron Pharmaceuticals, Inc. (a)	1	631
Seagen, Inc. (a)	3	464
Vertex Pharmaceuticals, Inc. (a)	5	1,098
		15,959
Health Care Equipment & Supplies - 2.8%
Abbott Laboratories	39	5,489
ABIOMED, Inc. (a)	1	359
Align Technology, Inc. (a)	1	657
Baxter International, Inc.	11	944
Becton Dickinson and Co.	6	1,509
Boston Scientific Corp. (a)	32	1,359
Cooper Companies, Inc.	1	419
Dexcom, Inc. (a)	1	537
Edwards Lifesciences Corp. (a)	14	1,814
Hologic, Inc. (a)	5	383
IDEXX Laboratories, Inc. (a)	1	659
Insulet Corp. (a)	1	266
Intuitive Surgical, Inc. (a)	8	2,874
Masimo Corp. (a)	1	293
Medtronic PLC - ADR	30	3,104
ResMed, Inc.	3	781
STERIS PLC - ADR	1	243
Stryker Corp.	7	1,872
Teleflex, Inc.	1	329
Zimmer Biomet Holdings, Inc.	4	508
		24,399
Health Care Providers & Services - 2.3%
AmerisourceBergen Corp.	3	399
Anthem, Inc.	5	2,318
Cardinal Health, Inc.	6	309
Centene Corp. (a)	13	1,071
Cigna Corp.	7	1,607
CVS Health Corp.	29	2,992
HCA Healthcare, Inc.	5	1,285
Humana, Inc.	3	1,391
Laboratory Corp of America Holdings (a)	1	314
McKesson Corp.	3	746
Molina Healthcare, Inc. (a)	1	318
Quest Diagnostics, Inc.	3	519
UnitedHealth Group, Inc.	13	6,528
		19,797
Health Care Technology - 0.2%
Cerner Corp.	6	557
Teladoc Health, Inc. (a)	3	276
Veeva Systems, Inc. (a)	3	766
		1,599
Life Sciences Tools & Services - 2.1%
Agilent Technologies, Inc.	6	958
Avantor, Inc. (a)	13	548
Bio-Rad Laboratories, Inc. (a)	1	756
Bio-Techne Corp.	1	517
Charles River Laboratories International, Inc. (a)	1	377
Danaher Corp.	13	4,277
Illumina, Inc. (a)	3	1,141
IQVIA Holdings, Inc. (a)	4	1,128
Mettler-Toledo International, Inc. (a)	1	1,697
PerkinElmer, Inc.	3	603
Repligen Corp. (a)	1	265
Thermo Fisher Scientific, Inc.	8	5,338
Waters Corp. (a)	1	373
West Pharmaceutical Services, Inc.	1	469
		18,447
Pharmaceuticals - 3.7%
Bristol-Myers Squibb Co.	47	2,930
Catalent, Inc. (a)	3	384
Eli Lilly & Co.	19	5,248
Johnson & Johnson	58	9,922
Merck & Co, Inc.	54	4,139
Pfizer, Inc.	116	6,850
Zoetis, Inc.	10	2,440
		31,913
TOTAL HEALTH CARE		112,114

INDUSTRIALS - 7.4%
Aerospace & Defense - 1.2%
Boeing Co. (a)	11	2,215
General Dynamics Corp.	5	1,042
L3Harris Technologies, Inc.	4	853
Lockheed Martin Corp.	5	1,777
Northrop Grumman Corp.	3	1,161
Raytheon Technologies Corp.	31	2,668
Textron, Inc.	4	309
TransDigm Group, Inc. (a)	1	636
		10,661
Air Freight & Logistics - 0.6%
Expeditors International of Washington, Inc.	3	403
FedEx Corp.	5	1,293
United Parcel Service, Inc.	16	3,430
		5,126
Airlines - 0.2%
Delta Air Lines, Inc. (a)	14	547
Southwest Airlines Co. (a)	13	557
United Airlines Holdings, Inc. (a)	7	306
		1,410
Building Products - 0.4%
Builders FirstSource, Inc. (a)	4	343
Carrier Global Corp.	19	1,030
Fortune Brands Home & Security, Inc.	3	321
Masco Corp.	5	351
Trane Technologies PLC - ADR	5	1,010
Trex Co, Inc. (a)	2	270
		3,325
Commercial Services & Supplies - 0.4%
Cintas Corp.	1	443
Copart, Inc. (a)	4	607
Republic Services, Inc.	4	558
Waste Management, Inc.	9	1,502
		3,110
Construction & Engineering - 0.0%
Quanta Services, Inc.	3	344

Electrical Equipment - 0.5%
AMETEK, Inc.	4	588
Eaton Corp PLC - ADR	8	1,382
Emerson Electric Co.	13	1,209
Generac Holdings, Inc. (a)	1	352
Plug Power, Inc. (a)	11	310
Rockwell Automation, Inc.	2	698
		4,539
Industrial Conglomerates - 0.9%
3M Co.	12	2,132
General Electric Co.	24	2,267
Honeywell International, Inc.	14	2,919
Roper Technologies, Inc.	1	492
		7,810
Machinery - 1.4%
Caterpillar, Inc.	11	2,274
Cummins, Inc.	3	655
Deere & Co.	6	2,057
Dover Corp.	3	545
Fortive Corp.	7	534
Graco, Inc.	3	242
IDEX Corp.	1	236
Illinois Tool Works, Inc.	6	1,481
Ingersoll Rand, Inc.	8	495
Nordson Corp.	1	255
Otis Worldwide Corp.	9	784
PACCAR, Inc.	7	618
Parker-Hannifin Corp.	3	954
Stanley Black & Decker, Inc.	3	566
Westinghouse Air Brake Technologies Corp.	3	276
Xylem, Inc.	3	360
		12,332
Professional Services - 0.5%
CoStar Group, Inc. (a)	8	632
Equifax, Inc.	3	879
IHS Markit Ltd. - ADR	8	1,063
Jacobs Engineering Group, Inc.	3	418
TransUnion	4	474
Verisk Analytics, Inc.	3	686
		4,152
Road & Rail - 1.1%
Canadian Pacific Railway Ltd. - ADR	1	64
CSX Corp.	49	1,842
JB Hunt Transport Services, Inc.	1	204
Norfolk Southern Corp.	5	1,489
Old Dominion Freight Line, Inc.	1	358
Uber Technologies, Inc. (a)	44	1,845
Union Pacific Corp.	14	3,527
		9,329
Trading Companies & Distributors - 0.3%
Fastenal Co.	13	833
United Rentals, Inc. (a)	1	332
WW Grainger, Inc.	2	1,037
		2,202
TOTAL INDUSTRIALS		64,340

INFORMATION TECHNOLOGY - 30.4%
Communications Equipment - 0.9%
Arista Networks, Inc. (a)	5	719
Cisco Systems Inc/Delaware	93	5,893
F5, Inc. (a)	1	245
Motorola Solutions, Inc.	3	815
		7,672
Electronic Equipment, Instruments & Components - 0.5%
Amphenol Corp.	13	1,137
CDW Corp.	3	614
Cognex Corp.	3	233
Corning, Inc.	16	596
Keysight Technologies, Inc. (a)	3	620
Teledyne Technologies, Inc. (a)	1	437
Trimble, Inc. (a)	5	436
Zebra Technologies Corp. (a)	1	595
		4,668
IT Services - 4.0%
Akamai Technologies, Inc. (a)	3	351
Automatic Data Processing, Inc.	9	2,219
Broadridge Financial Solutions, Inc.	3	548
Cloudflare, Inc. (a)	4	526
Cognizant Technology Solutions Corp.	11	976
EPAM Systems, Inc. (a)	1	668
Fidelity National Information Services, Inc.	13	1,419
Fiserv, Inc. (a)	13	1,349
FleetCor Technologies, Inc. (a)	1	224
Gartner, Inc. (a)	1	334
Global Payments, Inc.	6	811
International Business Machines Corp.	19	2,540
Mastercard, Inc.	22	7,905
MongoDB, Inc. (a)	1	529
Okta, Inc. (a)	3	673
Paychex, Inc.	6	819
PayPal Holdings, Inc. (a)	26	4,903
Snowflake, Inc. (a)	4	1,355
Square, Inc. (a)	8	1,292
Twilio, Inc. (a)	3	790
VeriSign, Inc. (a)	1	254
Visa, Inc.	19	4,118
		34,603
Semiconductors & Semiconductor Equipment - 6.4%
Advanced Micro Devices, Inc. (a)	26	3,741
Analog Devices, Inc.	11	1,933
Applied Materials, Inc.	21	3,305
Broadcom, Inc.	9	5,989
Enphase Energy, Inc. (a)	3	549
Entegris, Inc.	3	416
Intel Corp.	93	4,790
KLA Corp.	3	1,290
Lam Research Corp.	3	2,157
Microchip Technology, Inc.	11	958
Micron Technology, Inc.	25	2,329
Monolithic Power Systems, Inc.	1	493
NVIDIA Corp.	54	15,882
ON Semiconductor Corp. (a)	9	611
Qorvo, Inc. (a)	2	313
QUALCOMM, Inc.	24	4,389
Skyworks Solutions, Inc.	3	465
Teradyne, Inc.	3	491
Texas Instruments, Inc.	21	3,958
Xilinx, Inc.	5	1,060
		55,119
Software - 10.6%
Adobe, Inc. (a)	11	6,238
ANSYS, Inc. (a)	1	401
Autodesk, Inc. (a)	4	1,125
Bill.com Holdings, Inc. (a)	1	249
Cadence Design Systems, Inc. (a)	6	1,118
Ceridian HCM Holding, Inc. (a)	3	313
Crowdstrike Holdings, Inc. (a)	4	819
Datadog, Inc. (a)	4	712
DocuSign, Inc. (a)	4	609
Fortinet, Inc. (a)	3	1,078
HubSpot, Inc. (a)	1	659
Intuit, Inc.	6	3,859
Microsoft Corp.	168	56,502
NortonLifeLock, Inc.	13	338
Nuance Communications, Inc. (a)	6	332
Oracle Corp.	34	2,965
Palantir Technologies, Inc. (a)	32	583
Paycom Software, Inc. (a)	1	415
PTC, Inc. (a)	1	121
RingCentral, Inc. (a)	1	187
salesforce.com, Inc. (a)	21	5,337
ServiceNow, Inc. (a)	4	2,596
Splunk, Inc. (a)	3	347
SS&C Technologies Holdings, Inc.	4	328
Synopsys, Inc. (a)	3	1,106
Trade Desk, Inc. (a)	9	825
Tyler Technologies, Inc. (a)	1	538
VMware, Inc.	4	464
Workday, Inc. (a)	3	820
Zoom Video Communications, Inc. (a)	4	736
Zscaler, Inc. (a)	1	321
		92,041
Technology Hardware, Storage & Peripherals - 8.0%
Apple, Inc.	375	66,589
Dell Technologies, Inc. (a)	6	337
Hewlett Packard Enterprise Co.	29	457
HP, Inc.	24	904
NetApp, Inc.	4	368
Western Digital Corp. (a)	6	391
		69,046
TOTAL INFORMATION TECHNOLOGY		263,149

MATERIALS - 1.8%
Chemicals - 1.1%
Albemarle Corp.	3	701
Celanese Corp.	1	168
CF Industries Holdings, Inc.	4	283
Corteva, Inc.	16	756
Dow, Inc.	16	907
DuPont de Nemours, Inc.	11	889
Eastman Chemical Co.	3	363
Ecolab, Inc.	6	1,408
FMC Corp.	3	330
International Flavors & Fragrances, Inc.	4	603
LyondellBasell Industries NV - ADR	6	553
Mosaic Co.	8	314
PPG Industries, Inc.	5	862
Sherwin-Williams Co.	5	1,761
		9,898
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	1	440
Vulcan Materials Co.	3	623
		1,063
Containers & Packaging - 0.2%
Avery Dennison Corp.	1	216
Ball Corp.	6	578
Crown Holdings, Inc.	3	332
International Paper Co.	8	376
		1,502
Metals & Mining - 0.4%
Freeport-McMoRan, Inc.	33	1,377
Newmont Corp.	17	1,055
Nucor Corp.	6	685
		3,117
TOTAL MATERIALS		15,580

REAL ESTATE - 0.1%
Real Estate Management & Development - 0.1%
CBRE Group, Inc. (a)	6	651
Jones Lang LaSalle, Inc. (a)	1	270
		921
TOTAL REAL ESTATE		921

UTILITIES - 0.1%
Water Utilities - 0.1%
American Water Works Co, Inc.	3	567
TOTAL UTILITIES		567
TOTAL COMMON STOCKS (Cost $763,220)		789,263

REITS - 2.7%
Alexandria Real Estate Equities, Inc.	3	669
American Homes 4 Rent	6	262
American Tower Corp.	9	2,632
AvalonBay Communities, Inc.	3	758
Boston Properties, Inc.	3	346
Camden Property Trust	1	179
Crown Castle International Corp.	9	1,879
Digital Realty Trust, Inc.	6	1,061
Duke Realty Corp.	8	525
Equinix, Inc.	1	846
Equity LifeStyle Properties, Inc.	3	263
Equity Residential	8	724
Essex Property Trust, Inc.	1	352
Extra Space Storage, Inc.	3	680
Healthpeak Properties, Inc.	11	397
Invitation Homes, Inc.	13	589
Iron Mountain, Inc.	6	314
Kimco Realty Corp.	13	320
Medical Properties Trust, Inc.	13	307
Mid-America Apartment Communities, Inc.	3	688
Prologis, Inc.	16	2,694
Public Storage	3	1,124
Realty Income Corp.	12	859
SBA Communications Corp.	1	389
Simon Property Group, Inc.	7	1,118
Sun Communities, Inc.	3	630
UDR, Inc.	6	360
Ventas, Inc.	9	460
VICI Properties, Inc.	14	422
Welltower, Inc.	9	772
Weyerhaeuser Co.	16	659
WP Carey, Inc.	3	246
TOTAL REITS (Cost $22,054)		23,524

SHORT-TERM INVESTMENT - 6.1%
MONEY MARKET FUND - 6.1%
U.S. Bank Money Market Deposit Account - 0.006% (b)	52,125	52,125
TOTAL SHORT-TERM INVESTMENT (Cost $52,125)		52,125
TOTAL INVESTMENTS (Cost $837,399) - 100.0%		864,912
Other Assets in Excess of Liabilities - 0.0%		201
TOTAL NET ASSETS - 100.00%		$865,113

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
PLC - Public Limited Company
(a)	Non-income producing security.
(b)	Rate of deposit account as of December 31, 2021

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P").
GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global
Fund Services.

Summary of Fair Value Measurements at December 31, 2021 (Unaudited)
The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 -	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 -	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 -	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the
Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the fair valuation hierarchy of the Fund's securities as of December 31, 2021:

	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$84,431	$-	$-	$84,431
Consumer Discretionary	116,187	-	-	116,187
Consumer Staples	48,912	-	-	48,912
Financials	83,062	-	-	83,062
Health Care	112,114	-	-	112,114
Industrials	64,340	-	-	64,340
Information Technology	263,149	-	-	263,149
Materials	15,580	-	-	15,580
Real Estate	921			921
Utilities	567			567
Total Common Stocks	789,263	-	-	789,263
REITs	23,524	-	-	23,524
Short-Term Investments	52,125	-	-	52,125
Total Investments in Securities	$864,912	$-	$-	$864,912